UNEARNED REVENUE	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
UNEARNED REVENUE [Abstract]
UNEARNED REVENUE

NOTE 3 - UNEARNED REVENUES

On December 2, 2013, WM Co. Thailand entered into a Purchase and Licensing Agreement (the "PL Agreement") with Mobile Advertising Ventures Ltd. ("MAV"). Pursuant to the terms of the PL Agreement, MAV will purchase 10 initial "Wheelies" from WM Co. Thailand at a purchase price of $35,000, and will have an option to purchase an additional 190 Wheelies at a purchase price of $3,500 per unit. WM Co. Thailand also grants a non-exclusive license to MAV for the use of its software in connection with the operation of the Wheelies in consideration for a fee based on net revenue per quarter from advertising sales relating to the use of the Wheelies. The Company received $35,000 from MAV before December 31, 2013 and recorded unearned revenue at the yearend.

On March 10, 2014, the Company signed a franchise agreement with Mobile Advertising Ventures, Ltd in Kuala Lampur, Malaysia and received an initial franchise payment in the amount of $24,980. The license revenue will be recognized by the Company once the franchisee commences operations.

NOTE 7 - UNEARNED REVENUE

On December 2, 2013, WM Co. Thailand entered into a Purchase and Licensing Agreement (the "PL Agreement") with Mobile Advertising Ventures Ltd. ("MAV"). Pursuant to the terms of the PL Agreement, MAV will purchase 10 initial "Wheelies" from WM Co. Thailand at a purchase price of $35,000, and will have an option to purchase an additional 190 Wheelies at a purchase price of $3,500 per unit. WM Co. Thailand also grants a non-exclusive license to MAV for the use of its software in connection with the operation of the Wheelies in consideration for a fee based on net revenue per quarter from advertising sales relating to the use of the Wheelies. The Company received $35,000 from MAV before December 31, 2013 and recorded unearned revenue at the yearend.